Income Taxes (Details) - Schedule of components of income tax - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of components of income tax [Abstract]
Current income tax provision	$ 1,464,674	$ 541,251	$ 1,297,035
Deferred income tax benefit	(47,802)	(84,246)	(8,053)
Total	$ 1,416,872	$ 457,005	$ 1,288,982